UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks – 100.5% of Net Assets
	Aerospace & Defense – 2.4%
2,820	Boeing Co. (The)(a)	$716,872
387	Huntington Ingalls Industries, Inc.(a)	87,632
1,157	KLX, Inc.(a)(b)	61,240
1,615	Lockheed Martin Corp.(a)	501,118
1,470	Rockwell Collins, Inc.(a)	192,144
3,923	United Technologies Corp.(a)	455,382

		2,014,388

	Air Freight & Logistics – 0.9%
1,380	FedEx Corp.(a)	311,300
3,376	United Parcel Service, Inc., Class B(a)	405,424

		716,724

	Airlines – 0.5%
655	Alaska Air Group, Inc.(a)	49,957
4,126	Delta Air Lines, Inc.(a)	198,956
426	JetBlue Airways Corp.(a)(b)	7,894
2,346	United Continental Holdings, Inc.(a)(b)	142,824

		399,631

	Auto Components – 0.2%
757	Adient PLC(a)	63,580
684	Lear Corp.(a)	118,387

		181,967

	Automobiles – 0.5%
9,586	General Motors Co.(a)	387,083

	Banks – 6.5%
43,368	Bank of America Corp.(a)	1,098,945
11,889	Citigroup, Inc.(a)	864,806
2,148	Comerica, Inc.(a)	163,806
1,117	East West Bancorp, Inc.(a)	66,774
7,032	Fifth Third Bancorp(a)	196,755
732	First Republic Bank(a)	76,465
11,898	Huntington Bancshares, Inc.(a)	166,096
15,606	JPMorgan Chase & Co.(a)	1,490,529
231	Signature Bank(a)(b)	29,577
3,543	SunTrust Banks, Inc.(a)	211,765
306	SVB Financial Group(a)(b)	57,250
17,577	Wells Fargo & Co.(a)	969,372

		5,392,140

	Beverages – 1.9%
17,615	Coca-Cola Co. (The)(a)	792,851
6,946	PepsiCo, Inc.(a)	773,993

		1,566,844

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – 3.5%
6,754	AbbVie, Inc.(a)	$600,160
1,023	Alexion Pharmaceuticals, Inc.(a)(b)	143,517
160	Alkermes PLC(b)	8,134
533	Alnylam Pharmaceuticals, Inc.(a)(b)	62,622
3,207	Amgen, Inc.(a)	597,945
961	Biogen, Inc.(a)(b)	300,908
264	BioMarin Pharmaceutical, Inc.(a)(b)	24,571
762	Bioverativ, Inc.(a)(b)	43,487
3,619	Celgene Corp.(a)(b)	527,723
5,623	Gilead Sciences, Inc.(a)	455,576
903	Incyte Corp.(a)(b)	105,416

		2,870,059

	Building Products – 0.7%
1,956	A.O. Smith Corp.(a)	116,245
2,499	Fortune Brands Home & Security, Inc.(a)	168,008
5,460	Johnson Controls International PLC(a)	219,983
402	Lennox International, Inc.(a)	71,946

		576,182

	Capital Markets – 2.2%
5,842	Bank of New York Mellon Corp. (The)(a)	309,743
681	BlackRock, Inc.(a)	304,468
2,034	Goldman Sachs Group, Inc. (The)(a)	482,445
8,565	Morgan Stanley(a)	412,576
661	MSCI, Inc.(a)	77,271
1,614	Raymond James Financial, Inc.(a)	136,109
521	SEI Investments Co.(a)	31,812
1,293	TD Ameritrade Holding Corp.(a)	63,098

		1,817,522

	Chemicals – 2.3%
1,019	AdvanSix, Inc.(a)(b)	40,505
804	Agrium, Inc.(a)	86,197
1,707	Air Products & Chemicals, Inc.(a)	258,132
1,139	Albemarle Corp.(a)	155,257
1,156	Ashland Global Holdings, Inc.(a)	75,591
1,035	Celanese Corp., Series A(a)	107,919
3,171	Huntsman Corp.(a)	86,949
621	International Flavors & Fragrances, Inc.(a)	88,747
2,380	Monsanto Co.(a)	285,172
2,360	PPG Industries, Inc.(a)	256,438
2,829	Praxair, Inc.(a)	395,324
1,748	Valvoline, Inc.(a)	40,991

		1,877,222

	Commercial Services & Supplies – 0.4%
1,050	Waste Connections, Inc.(a)	73,458
3,168	Waste Management, Inc.(a)	247,959

		321,417

Shares	Description	Value (†)
Common Stocks – continued
	Communications Equipment – 1.1%
337	Arista Networks, Inc.(a)(b)	$63,899
1,070	ARRIS International PLC(a)(b)	30,484
22,783	Cisco Systems, Inc.(a)	766,192
262	Palo Alto Networks, Inc.(a)(b)	37,754

		898,329

	Construction & Engineering – 0.0%
781	Chicago Bridge & Iron Co.(a)	13,121

	Consumer Finance – 1.2%
3,522	Ally Financial, Inc.(a)	85,444
4,750	American Express Co.(a)	429,685
3,282	Capital One Financial Corp.(a)	277,854
5,441	Synchrony Financial(a)	168,943

		961,926

	Containers & Packaging – 0.5%
1,645	Crown Holdings, Inc.(a)(b)	98,240
3,390	International Paper Co.(a)	192,620
1,227	Packaging Corp. of America(a)	140,712

		431,572

	Diversified Financial Services – 1.7%
7,925	Berkshire Hathaway, Inc., Class B(a)(b)	1,452,811

	Diversified Telecommunication Services – 2.1%
24,435	AT&T, Inc.(a)	957,119
16,379	Verizon Communications, Inc.(a)	810,597

		1,767,716

	Electric Utilities – 2.3%
6,380	Alliant Energy Corp.(a)	265,217
7,202	American Electric Power Co., Inc.(a)	505,868
3,948	OGE Energy Corp.(a)	142,246
4,836	PG&E Corp.(a)	329,283
7,488	PPL Corp.(a)	284,170
6,090	Southern Co. (The)(a)	299,263
982	Westar Energy, Inc.(a)	48,707

		1,874,754

	Electrical Equipment – 0.4%
421	Acuity Brands, Inc.(a)	72,109
4,786	Emerson Electric Co.(a)	300,752

		372,861

	Electronic Equipment, Instruments & Components – 0.3%
1,177	Arrow Electronics, Inc.(a)(b)	94,643
768	Avnet, Inc.(a)	30,182
5,513	Flex Ltd.(a)(b)	91,350

		216,175

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – 0.9%
3,986	National Oilwell Varco, Inc.(a)	$142,420
2,696	Oceaneering International, Inc.(a)	70,824
7,993	Schlumberger Ltd.(a)	557,591

		770,835

	Food & Staples Retailing – 1.9%
2,068	Costco Wholesale Corp.(a)	339,752
4,269	CVS Health Corp.(a)	347,155
2,547	Sysco Corp.(a)	137,411
5,939	Wal-Mart Stores, Inc.(a)	464,073
4,145	Walgreens Boots Alliance, Inc.(a)	320,077

		1,608,468

	Food Products – 1.0%
1,302	Hain Celestial Group, Inc. (The)(a)(b)	53,577
735	Ingredion, Inc.(a)	88,670
3,747	Kellogg Co.(a)	233,700
8,927	Mondelez International, Inc., Class A(a)	362,972
898	Post Holdings, Inc.(a)(b)	79,267
611	TreeHouse Foods, Inc.(a)(b)	41,383

		859,569

	Gas Utilities – 0.2%
1,015	Atmos Energy Corp.(a)	85,098
1,999	UGI Corp.(a)	93,673

		178,771

	Health Care Equipment & Supplies – 2.6%
8,744	Abbott Laboratories(a)	466,580
1,028	Align Technology, Inc.(a)(b)	191,486
709	Cooper Cos., Inc. (The)(a)	168,111
1,472	DENTSPLY SIRONA, Inc.(a)	88,040
3,928	Hologic, Inc.(a)(b)	144,119
1,029	IDEXX Laboratories, Inc.(a)(b)	159,999
7,283	Medtronic PLC(a)	566,399
1,770	ResMed, Inc.(a)	136,219
1,155	STERIS PLC(a)	102,102
456	Teleflex, Inc.(a)	110,338

		2,133,393

	Health Care Providers & Services – 2.7%
2,241	Anthem, Inc.(a)	425,521
1,789	Centene Corp.(a)(b)	173,122
3,938	Express Scripts Holding Co.(a)(b)	249,354
1,311	McKesson Corp.(a)	201,383
1,601	MEDNAX, Inc.(a)(b)	69,035
4,947	UnitedHealth Group, Inc.(a)	968,870
746	WellCare Health Plans, Inc.(a)(b)	128,118

		2,215,403

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Technology – 0.1%
1,270	Veeva Systems, Inc., Class A(a)(b)	$71,641

	Hotels, Restaurants & Leisure – 1.8%
211	Domino’s Pizza, Inc.(a)	41,894
1,067	Hilton Grand Vacations, Inc.(a)(b)	41,218
2,519	Hilton Worldwide Holdings, Inc.(a)	174,945
682	Las Vegas Sands Corp.(a)	43,757
3,658	McDonald’s Corp.(a)	573,135
4,719	MGM Resorts International(a)	153,792
5,125	Starbucks Corp.(a)	275,264
425	Yum China Holdings, Inc.(b)	16,987
2,506	Yum! Brands, Inc.(a)	184,467

		1,505,459

	Household Durables – 0.5%
1,962	Leggett & Platt, Inc.(a)	93,646
3,322	Newell Brands, Inc.(a)	141,750
3,877	Toll Brothers, Inc.(a)	160,779

		396,175

	Household Products – 1.9%
2,510	Church & Dwight Co., Inc.(a)	121,609
1,338	Clorox Co. (The)(a)	176,496
1,916	Kimberly-Clark Corp.(a)	225,475
11,222	Procter & Gamble Co. (The)(a)	1,020,978

		1,544,558

	Industrial Conglomerates – 2.6%
3,051	3M Co.(a)	640,405
38,921	General Electric Co.(a)	941,110
4,085	Honeywell International, Inc.(a)	579,008

		2,160,523

	Insurance – 2.4%
2,442	American Financial Group, Inc.(a)	252,625
1,152	Arch Capital Group Ltd.(a)(b)	113,472
3,111	Chubb Ltd.(a)	443,473
1,294	Cincinnati Financial Corp.(a)	99,082
2,873	Lincoln National Corp.(a)	211,108
4,073	Prudential Financial, Inc.(a)	433,041
650	Reinsurance Group of America, Inc. (a)	90,694
1,377	RenaissanceRe Holdings Ltd.(a)	186,088
1,186	Willis Towers Watson PLC(a)	182,917

		2,012,500

	Internet & Direct Marketing Retail – 2.9%
1,592	Amazon.com, Inc.(a)(b)	1,530,469
551	Liberty Expedia Holdings, Inc., Series A(a)(b)	29,263
1,905	Liberty Interactive Corp./QVC Group, Class A(a)(b)	44,901
1,118	Liberty Ventures, Series A(a)(b)	64,341
1,868	Netflix, Inc.(a)(b)	338,762

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
217	Priceline Group, Inc. (The)(a)(b)	$397,288

		2,405,024

	Internet Software & Services – 4.9%
473	Alibaba Group Holding Ltd., Sponsored ADR(a)(b)	81,692
1,255	Alphabet, Inc., Class A(a)(b)	1,222,018
1,124	Alphabet, Inc., Class C(a)(b)	1,078,040
9,970	Facebook, Inc., Class A(a)(b)	1,703,574

		4,085,324

	IT Services – 3.7%
2,688	Accenture PLC, Class A(a)	363,068
566	Amdocs Ltd.(a)	36,405
1,886	DXC Technology Co.(a)	161,970
274	FleetCor Technologies, Inc.(a)(b)	42,407
753	Gartner, Inc.(a)(b)	93,681
1,381	Global Payments, Inc.(a)	131,236
3,724	International Business Machines Corp.(a)	540,278
4,818	MasterCard, Inc., Class A(a)	680,301
1,807	Paychex, Inc.(a)	108,348
8,992	Visa, Inc., Class A(a)	946,318

		3,104,012

	Leisure Products – 0.1%
744	Brunswick Corp.(a)	41,642
373	Polaris Industries, Inc.(a)	39,027

		80,669

	Life Sciences Tools & Services – 0.6%
699	Illumina, Inc.(a)(b)	139,241
1,931	Thermo Fisher Scientific, Inc.(a)	365,345

		504,586

	Machinery – 1.4%
897	AGCO Corp.(a)	66,171
3,652	Caterpillar, Inc.(a)	455,441
1,359	Cummins, Inc.(a)	228,353
1,893	IDEX Corp.(a)	229,943
581	WABCO Holdings, Inc.(a)(b)	85,988
756	Wabtec Corp.(a)	57,267

		1,123,163

	Media – 2.8%
1,271	AMC Networks, Inc., Class A(a)(b)	74,315
21,185	Comcast Corp., Class A(a)	815,199
30,494	Sirius XM Holdings, Inc.(a)	168,327
3,762	Time Warner, Inc.(a)	385,417
8,324	Twenty-First Century Fox, Inc., Class A(a)	219,587
956	Twenty-First Century Fox, Inc., Class B(a)	24,655
6,749	Walt Disney Co. (The)(a)	665,249

		2,352,749

Shares	Description	Value (†)
Common Stocks – continued
	Metals & Mining – 0.2%
6,391	Barrick Gold Corp.(a)	$102,831
2,941	Steel Dynamics, Inc.(a)	101,376

		204,207

	Multi-Utilities – 0.4%
7,356	Public Service Enterprise Group, Inc.(a)	340,215

	Multiline Retail – 0.1%
2,126	Nordstrom, Inc.(a)	100,241

	Oil, Gas & Consumable Fuels – 5.3%
1,865	Cheniere Energy, Inc.(a)(b)	84,000
8,452	Chevron Corp.(a)	993,110
2,050	Concho Resources, Inc.(a)(b)	270,026
924	Enbridge, Inc.	38,660
8,274	Encana Corp.(a)	97,468
2,095	Energen Corp.(a)(b)	114,554
18,306	Exxon Mobil Corp.(a)	1,500,726
1,695	HollyFrontier Corp.(a)	60,969
6,399	Noble Energy, Inc.(a)	181,476
5,482	Occidental Petroleum Corp.(a)	351,999
3,618	Phillips 66(a)	331,445
1,496	Pioneer Natural Resources Co.(a)	220,720
6,237	Whiting Petroleum Corp.(a)(b)	34,054
7,671	WPX Energy, Inc.(a)(b)	88,216

		4,367,423

	Pharmaceuticals – 5.0%
1,415	Allergan PLC(a)	290,004
7,102	Bristol-Myers Squibb Co.(a)	452,681
4,148	Eli Lilly & Co.(a)	354,820
327	Jazz Pharmaceuticals PLC(a)(b)	47,824
10,872	Johnson & Johnson(a)	1,413,469
11,238	Merck & Co., Inc.(a)	719,569
24,876	Pfizer, Inc.(a)	888,073

		4,166,440

	Professional Services – 0.2%
436	ManpowerGroup, Inc.(a)	51,369
1,424	Verisk Analytics, Inc.(a)(b)	118,463

		169,832

	Real Estate Management & Development – 0.1%
390	Jones Lang LaSalle, Inc.(a)	48,165

	REITs - Apartments – 0.8%
1,113	American Campus Communities, Inc.(a)	49,139
1,271	Camden Property Trust(a)	116,233
670	Essex Property Trust, Inc.(a)	170,200
1,474	Mid-America Apartment Communities, Inc.(a)	157,541

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Apartments – continued
3,908	UDR, Inc.(a)	$148,621

		641,734

	REITs - Diversified – 1.0%
2,898	Crown Castle International Corp.(a)	289,742
2,007	Digital Realty Trust, Inc.(a)	237,488
6,373	Duke Realty Corp.(a)	183,670
872	SBA Communications Corp.(a)(b)	125,612

		836,512

	REITs - Hotels – 0.1%
2,255	Park Hotels & Resorts, Inc.(a)	62,148

	REITs - Mortgage – 0.3%
5,177	AGNC Investment Corp.(a)	112,237
11,981	Annaly Capital Management, Inc.(a)	146,049

		258,286

	REITs - Office Property – 0.3%
1,037	Kilroy Realty Corp.(a)	73,751
1,546	SL Green Realty Corp.(a)	156,641

		230,392

	REITs - Shopping Centers – 0.2%
6,173	DDR Corp.(a)	56,545
1,796	Regency Centers Corp.(a)	111,424

		167,969

	REITs - Single Tenant – 0.4%
2,769	National Retail Properties, Inc.(a)	115,357
3,142	Realty Income Corp.(a)	179,691

		295,048

	REITs - Storage – 0.1%
1,517	Extra Space Storage, Inc.(a)	121,239

	Road & Rail – 0.9%
1,717	Norfolk Southern Corp.(a)	227,056
563	Old Dominion Freight Line, Inc.(a)	61,992
3,733	Union Pacific Corp.(a)	432,916

		721,964

	Semiconductors & Semiconductor Equipment – 3.7%
8,757	Applied Materials, Inc.(a)	456,152
21,000	Intel Corp.(a)	799,680
2,963	Maxim Integrated Products, Inc.(a)	141,365
2,892	NVIDIA Corp.(a)	517,003
663	NXP Semiconductors NV(a)(b)	74,979
6,793	QUALCOMM, Inc.(a)	352,149
7,077	Texas Instruments, Inc.(a)	634,382
1,996	Versum Materials, Inc.(a)	77,485

		3,053,195

Shares	Description	Value (†)
Common Stocks – continued
	Software – 5.6%
4,469	Activision Blizzard, Inc.(a)	$288,295
2,611	Adobe Systems, Inc.(a)(b)	389,509
832	ANSYS, Inc.(a)(b)	102,111
2,625	Cadence Design Systems, Inc.(a)(b)	103,609
1,112	CDK Global, Inc.(a)	70,156
429	Check Point Software Technologies Ltd.(a)(b)	48,915
387	Dell Technologies, Inc., Class V(a)(b)	29,880
650	Fortinet, Inc.(a)(b)	23,296
30,860	Microsoft Corp.(a)	2,298,762
13,238	Oracle Corp.(a)	640,057
3,316	salesforce.com, inc.(a)(b)	309,781
510	ServiceNow, Inc.(a)(b)	59,940
1,473	Synopsys, Inc.(a)(b)	118,621
904	Take-Two Interactive Software, Inc.(a)(b)	92,416
192	Ultimate Software Group, Inc. (The)(a)(b)	36,403

		4,611,751

	Specialty Retail – 2.3%
796	Advance Auto Parts, Inc.(a)	78,963
961	Dick’s Sporting Goods, Inc.(a)	25,957
2,283	Foot Locker, Inc.(a)	80,407
5,472	Home Depot, Inc. (The)(a)	895,000
5,093	Lowe’s Cos., Inc.(a)	407,134
582	Signet Jewelers Ltd.(a)	38,732
4,135	TJX Cos., Inc. (The)(a)	304,874
424	Ulta Beauty, Inc.(a)(b)	95,850
187	Williams-Sonoma, Inc.(a)	9,324

		1,936,241

	Technology Hardware, Storage & Peripherals – 4.3%
21,004	Apple, Inc.(a)	3,237,136
9,534	Hewlett Packard Enterprise Co.(a)	140,245
11,633	HP, Inc.(a)	232,195

		3,609,576

	Textiles, Apparel & Luxury Goods – 0.7%
552	Carter’s, Inc.(a)	54,510
4,416	Hanesbrands, Inc.(a)	108,810
743	Lululemon Athletica, Inc.(a)(b)	46,252
6,397	NIKE, Inc., Class B(a)	331,684
1,029	Skechers U.S.A., Inc., Class A(a)(b)	25,818

		567,074

	Thrifts & Mortgage Finance – 0.0%
244	New York Community Bancorp, Inc.(a)	3,145

	Tobacco – 1.7%
9,175	Altria Group, Inc.(a)	581,878
7,177	Philip Morris International, Inc.(a)	796,719

		1,378,597

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.2%
2,604	American Water Works Co., Inc.(a)	$210,690

	Wireless Telecommunication Services – 0.0%
1,342	Sprint Corp.(a)(b)	10,441

	Total Common Stocks (Identified Cost $64,695,530)	83,335,791

Principal Amount
Short-Term Investments – 1.1%
$931,950	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2017 at 0.340% to be repurchased at $931,977 on 10/02/2017 collateralized by $930,000 Federal National Mortgage Association, 5.355% due 11/24/2017 valued at $953,640 including accrued interest(c) (Identified Cost $931,950)	931,950

	Total Investments – 101.6% (Identified Cost $65,627,480)	84,267,741
	Other assets less liabilities – (1.6)%	(1,323,478)

	Net Assets – 100.0%	$82,944,263

Written Options – (1.9%)
Description	Expiration Date	Exercise Price	Contracts	Notional	Premiums Received	Value (†)
Index Options – (1.9%)
On S&P 500® Index, Call(d)	10/06/2017	2,480	(35)	$(8,817,760)	$(66,416)	$(137,725)
On S&P 500® Index, Call(d)	10/13/2017	2,510	(35)	(8,817,760)	(35,613)	(60,550)
On S&P 500® Index, Call(d)	10/20/2017	2,475	(39)	(9,825,504)	(145,123)	(192,855)
On S&P 500® Index, Call(d)	10/20/2017	2,490	(37)	(9,321,632)	(97,958)	(134,680)
On S&P 500® Index, Call(d)	10/20/2017	2,500	(38)	(9,573,568)	(84,645)	(107,160)
On S&P 500® Index, Call(d)	11/17/2017	2,425	(36)	(9,069,696)	(261,990)	(369,180)
On S&P 500® Index, Call(d)	11/17/2017	2,475	(34)	(8,565,824)	(151,895)	(201,960)
On S&P 500® Index, Call(d)	11/17/2017	2,500	(37)	(9,321,632)	(107,208)	(148,555)
On S&P 500® Index, Call(d)	12/15/2017	2,475	(36)	(9,069,696)	(228,510)	(255,420)

Total Written Options					$(1,179,358)	$(1,608,085)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2017, written options were fair valued at $(1,608,085) representing (1.9%) of net assets, using the closing rotation values, published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options.When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$83,335,791	$—	$—	$83,335,791
Short-Term Investments	—	931,950	—	931,950

Total	$83,335,791	$931,950	$—	$84,267,741

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(1,608,085)	$—	$(1,608,085)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the period ended September 30, 2017, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2017:

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives Equity contracts	$(1,608,085)

Industry Summary at September 30, 2017 (Unaudited)

Banks	6.5%
Software	5.6
Oil, Gas & Consumable Fuels	5.3
Pharmaceuticals	5.0
Internet Software & Services	4.9
Technology Hardware, Storage & Peripherals	4.3
IT Services	3.7
Semiconductors & Semiconductor Equipment	3.7
Biotechnology	3.5
Internet & Direct Marketing Retail	2.9
Media	2.8
Health Care Providers & Services	2.7
Industrial Conglomerates	2.6
Health Care Equipment & Supplies	2.6
Aerospace & Defense	2.4
Insurance	2.4
Specialty Retail	2.3
Chemicals	2.3
Electric Utilities	2.3
Capital Markets	2.2
Diversified Telecommunication Services	2.1
Other Investments, less than 2% each	28.4
Short-Term Investments	1.1

Total Investments	101.6
Other assets less liabilities (including open written options)	(1.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2017 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 99.4% of Net Assets
	Aerospace & Defense – 2.2%
263,200	Boeing Co. (The)(a)	$66,908,072
39,426	Huntington Ingalls Industries, Inc.(a)	8,927,623
242,780	Raytheon Co.(a)	45,297,892
47,595	TransDigm Group, Inc.(a)	12,167,662
429,972	United Technologies Corp.(a)	49,911,150

		183,212,399

	Air Freight & Logistics – 0.7%
447,007	United Parcel Service, Inc., Class B(a)	53,681,071

	Airlines – 0.5%
101,157	Alaska Air Group, Inc.(a)	7,715,244
345,893	American Airlines Group, Inc.(a)	16,426,459
205,153	JetBlue Airways Corp.(a)(b)	3,801,485
216,506	United Continental Holdings, Inc.(a)(b)	13,180,885

		41,124,073

	Auto Components – 0.2%
32,231	Adient PLC(a)	2,707,082
66,037	Autoliv, Inc.(a)	8,162,173
107,988	Cooper Tire & Rubber Co.(a)	4,038,751

		14,908,006

	Automobiles – 0.4%
2,669,073	Ford Motor Co.(a)	31,948,804
13,394	Tesla, Inc.(a)(b)	4,568,693

		36,517,497

	Banks – 6.8%
402,446	Associated Banc-Corp(a)	9,759,315
4,297,473	Bank of America Corp.(a)	108,897,966
1,253,793	Citigroup, Inc.(a)	91,200,903
1,298,209	Huntington Bancshares, Inc.(a)	18,122,998
1,550,620	JPMorgan Chase & Co.(a)	148,099,716
343,012	Old National Bancorp(a)	6,277,120
77,960	Signature Bank(a)(b)	9,981,998
51,821	SVB Financial Group(a)(b)	9,695,191
945,850	U.S. Bancorp(a)	50,688,101
1,869,773	Wells Fargo & Co.(a)	103,117,981

		555,841,289

	Beverages – 2.0%
1,656,014	Coca-Cola Co. (The)(a)	74,537,190
244,946	Monster Beverage Corp.(a)(b)	13,533,266
647,434	PepsiCo, Inc.(a)	72,143,571

		160,214,027

	Biotechnology – 3.7%
650,404	AbbVie, Inc.(a)	57,794,899

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – continued
120,523	Alexion Pharmaceuticals, Inc.(a)(b)	$16,908,172
324,407	Amgen, Inc.(a)	60,485,685
105,139	Biogen, Inc.(a)(b)	32,921,124
61,499	Bioverativ, Inc.(a)(b)	3,509,748
369,337	Celgene Corp.(a)(b)	53,856,721
585,394	Gilead Sciences, Inc.(a)	47,428,622
46,395	Seattle Genetics, Inc.(a)(b)	2,524,352
46,142	Shire PLC, Sponsored ADR(a)	7,066,186
19,370	TESARO, Inc.(b)	2,500,667
117,725	Vertex Pharmaceuticals, Inc.(a)(b)	17,898,909

		302,895,085

	Building Products – 0.5%
213,913	Fortune Brands Home & Security, Inc.(a)	14,381,371
512,275	Johnson Controls International PLC(a)	20,639,560
36,678	Lennox International, Inc.(a)	6,564,261

		41,585,192

	Capital Markets – 2.4%
68,221	Affiliated Managers Group, Inc.(a)	12,950,392
695,687	Charles Schwab Corp. (The)(a)	30,429,349
167,103	CME Group, Inc.(a)	22,672,535
172,957	Eaton Vance Corp.(a)	8,538,887
189,966	Goldman Sachs Group, Inc. (The)(a)	45,058,036
384,554	Intercontinental Exchange, Inc.(a)	26,418,860
155,707	Legg Mason, Inc.(a)	6,120,842
742,345	Morgan Stanley(a)	35,758,759
19,553	MSCI, Inc.(a)	2,285,746
147,156	TD Ameritrade Holding Corp.(a)	7,181,213
81,102	Waddell & Reed Financial, Inc., Class A(a)	1,627,717

		199,042,336

	Chemicals – 2.1%
21,205	AdvanSix, Inc.(b)	842,899
104,502	Ashland Global Holdings, Inc.(a)	6,833,386
57,649	Celanese Corp., Series A(a)	6,011,061
27,674	Chemours Co. (The)	1,400,581
1,050,454	DowDuPont, Inc.(a)	72,722,930
184,579	Eastman Chemical Co.(a)	16,702,554
27,806	Ingevity Corp.(a)(b)	1,737,041
227,999	LyondellBasell Industries NV, Class A(a)	22,583,301
225,370	Monsanto Co.(a)	27,003,833
108,193	Olin Corp.(a)	3,705,610
194,640	RPM International, Inc.(a)	9,992,818
166,671	Valvoline, Inc.(a)	3,908,435

		173,444,449

	Commercial Services & Supplies – 0.3%
32,533	Waste Connections, Inc.(a)	2,276,009
299,148	Waste Management, Inc.(a)	23,414,314

		25,690,323

Shares	Description	Value (†)
Common Stocks – continued
	Communications Equipment – 1.1%
11,711	Arista Networks, Inc.(a)(b)	$2,220,523
2,186,212	Cisco Systems, Inc.(a)	73,522,310
122,422	Motorola Solutions, Inc.(a)	10,389,955
39,211	Palo Alto Networks, Inc.(a)(b)	5,650,305

		91,783,093

	Consumer Finance – 0.7%
181,225	Ally Financial, Inc.(a)	4,396,519
406,038	American Express Co.(a)	36,730,197
305,989	Discover Financial Services(a)	19,730,171

		60,856,887

	Containers & Packaging – 0.4%
125,881	Avery Dennison Corp.(a)	12,379,137
170,926	Sonoco Products Co.(a)	8,623,217
226,905	WestRock Co.(a)	12,872,321

		33,874,675

	Distributors – 0.2%
194,561	Genuine Parts Co.(a)	18,609,760

	Diversified Financial Services – 2.0%
871,478	Berkshire Hathaway, Inc., Class B(a)(b)	159,759,347

	Diversified Telecommunication Services – 2.1%
2,422,299	AT&T, Inc.(a)	94,881,452
1,615,722	Verizon Communications, Inc.(a)	79,962,082

		174,843,534

	Electric Utilities – 1.7%
447,699	Alliant Energy Corp.(a)	18,610,848
789,759	American Electric Power Co., Inc.(a)	55,472,672
570,436	Duke Energy Corp.(a)	47,870,989
139,370	Hawaiian Electric Industries, Inc.(a)	4,650,777
224,412	OGE Energy Corp.(a)	8,085,564
106,274	Westar Energy, Inc.(a)	5,271,190

		139,962,040

	Electrical Equipment – 0.5%
226,223	Eaton Corp. PLC(a)	17,371,664
351,238	Emerson Electric Co.(a)	22,071,796
40,121	Hubbell, Inc.(a)	4,654,839

		44,098,299

	Electronic Equipment, Instruments & Components – 0.5%
616,860	Corning, Inc.(a)	18,456,451
267,645	TE Connectivity Ltd.(a)	22,230,594

		40,687,045

	Energy Equipment & Services – 1.1%
228,429	Baker Hughes, a GE Co.(a)	8,365,070
567,671	Halliburton Co.(a)	26,129,896

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – continued
345,846	Patterson-UTI Energy, Inc.(a)	$7,242,015
677,201	Schlumberger Ltd.(a)	47,241,542

		88,978,523

	Food & Staples Retailing – 1.6%
533,206	CVS Health Corp.(a)	43,360,312
618,937	Wal-Mart Stores, Inc.(a)	48,363,737
534,526	Walgreens Boots Alliance, Inc.(a)	41,276,098

		133,000,147

	Food Products – 1.2%
85,855	Bunge Ltd.(a)	5,963,488
513,165	Conagra Brands, Inc.(a)	17,314,187
50,373	Ingredion, Inc.(a)	6,076,999
356,473	Kraft Heinz Co. (The)(a)	27,644,481
100,721	Lamb Weston Holdings, Inc.(a)	4,722,808
846,062	Mondelez International, Inc., Class A(a)	34,400,881

		96,122,844

	Gas Utilities – 0.1%
117,991	National Fuel Gas Co.(a)	6,679,470
3,539	ONE Gas, Inc.	260,612
46,020	WGL Holdings, Inc.(a)	3,874,884

		10,814,966

	Health Care Equipment & Supplies – 2.7%
783,627	Abbott Laboratories(a)	41,814,337
65,754	Align Technology, Inc.(a)(b)	12,247,998
320,234	Baxter International, Inc.(a)	20,094,683
1,061,052	Boston Scientific Corp.(a)(b)	30,950,887
390,750	Hologic, Inc.(a)(b)	14,336,617
25,301	Intuitive Surgical, Inc.(a)(b)	26,461,810
727,122	Medtronic PLC(a)	56,548,278
141,460	ResMed, Inc.(a)	10,886,762
16,835	Teleflex, Inc.(a)	4,073,565

		217,414,937

	Health Care Providers & Services – 2.8%
223,635	Aetna, Inc.(a)	35,560,201
168,731	Anthem, Inc.(a)	32,038,642
378,642	Express Scripts Holding Co.(a)(b)	23,975,612
228,807	HCA Healthcare, Inc.(a)(b)	18,210,749
156,216	Patterson Cos., Inc.(a)	6,037,748
134,340	Quest Diagnostics, Inc.(a)	12,579,598
438,668	UnitedHealth Group, Inc.(a)	85,913,128
115,265	Universal Health Services, Inc., Class B(a)	12,787,499

		227,103,177

	Health Care Technology – 0.0%
40,950	Veeva Systems, Inc., Class A(a)(b)	2,309,990

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – 1.7%
41,392	Domino’s Pizza, Inc.(a)	$8,218,382
72,229	Hilton Grand Vacations, Inc.(a)(b)	2,790,206
259,396	Hilton Worldwide Holdings, Inc.(a)	18,015,052
60,770	Las Vegas Sands Corp.(a)	3,899,003
421,662	McDonald’s Corp.(a)	66,066,002
115,043	Melco Resorts & Entertainment Ltd., Sponsored ADR(a)	2,774,837
448,743	MGM Resorts International(a)	14,624,535
108,885	Norwegian Cruise Line Holdings Ltd.(a)(b)	5,885,234
90,075	Restaurant Brands International, Inc.(a)	5,753,991
12,167	Vail Resorts, Inc.(a)	2,775,536
461,327	Wendy’s Co. (The)(a)	7,164,409

		137,967,187

	Household Durables – 0.6%
219,810	Leggett & Platt, Inc.(a)	10,491,531
287,155	Newell Brands, Inc.(a)	12,252,904
1,058	NVR, Inc.(a)(b)	3,020,590
309,296	Toll Brothers, Inc.(a)	12,826,505
25,325	Tupperware Brands Corp.	1,565,592
53,035	Whirlpool Corp.(a)	9,781,775

		49,938,897

	Household Products – 1.8%
174,008	Church & Dwight Co., Inc.(a)	8,430,688
465,353	Colgate-Palmolive Co.(a)	33,900,966
146,577	Kimberly-Clark Corp.(a)	17,249,181
944,658	Procter & Gamble Co. (The)(a)	85,944,985

		145,525,820

	Industrial Conglomerates – 2.6%
304,824	3M Co.(a)	63,982,558
3,538,508	General Electric Co.(a)	85,561,123
455,795	Honeywell International, Inc.(a)	64,604,383

		214,148,064

	Insurance – 2.4%
288,558	Aflac, Inc.(a)	23,485,736
302,507	Allstate Corp. (The)(a)	27,803,418
65,090	American Financial Group, Inc.(a)	6,733,561
539,624	American International Group, Inc.(a)	33,127,517
192,104	Aon PLC(a)	28,066,394
42,970	Arch Capital Group Ltd.(a)(b)	4,232,545
339,906	Arthur J. Gallagher & Co.(a)	20,921,214
128,836	FNF Group(a)	6,114,557
235,746	Lincoln National Corp.(a)	17,322,616
262,192	Principal Financial Group, Inc.(a)	16,869,433
258,541	XL Group Ltd.(a)	10,199,443

		194,876,434

	Internet & Direct Marketing Retail – 2.7%
156,445	Amazon.com, Inc.(a)(b)	150,398,401

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
178,850	Netflix, Inc.(a)(b)	$32,434,447
21,318	Priceline Group, Inc. (The)(a)(b)	39,029,421

		221,862,269

	Internet Software & Services – 5.4%
134,681	Alphabet, Inc., Class A(a)(b)	131,141,583
108,945	Alphabet, Inc., Class C(a)(b)	104,490,239
17,116	Baidu, Inc., Sponsored ADR(a)(b)	4,239,462
524,943	eBay, Inc.(a)(b)	20,189,308
983,596	Facebook, Inc., Class A(a)(b)	168,067,048
6,677	MercadoLibre, Inc.(a)	1,728,876
96,648	VeriSign, Inc.(a)(b)	10,282,381
35,128	Zillow Group, Inc., Class C(b)	1,412,497

		441,551,394

	IT Services – 3.5%
245,940	Automatic Data Processing, Inc.(a)	26,886,161
92,728	Broadridge Financial Solutions, Inc.(a)	7,494,277
308,716	Cognizant Technology Solutions Corp., Class A(a)	22,394,259
276,548	Fidelity National Information Services, Inc.(a)	25,826,818
41,844	FleetCor Technologies, Inc.(a)(b)	6,476,196
353,730	International Business Machines Corp.(a)	51,319,148
241,399	Paychex, Inc.(a)	14,474,284
500,863	PayPal Holdings, Inc.(a)(b)	32,070,258
861,561	Visa, Inc., Class A(a)	90,670,679
385,790	Western Union Co. (The)(a)	7,407,168

		285,019,248

	Leisure Products – 0.2%
457,419	Mattel, Inc.(a)	7,080,846
62,984	Polaris Industries, Inc.(a)	6,590,016

		13,670,862

	Life Sciences Tools & Services – 0.2%
80,865	Illumina, Inc.(a)(b)	16,108,308

	Machinery – 1.8%
302,599	Caterpillar, Inc.(a)	37,737,121
107,415	Cummins, Inc.(a)	18,048,942
161,352	Deere & Co.(a)	20,264,198
143,714	Parker Hannifin Corp.(a)	25,152,824
186,383	Pentair PLC(a)	12,666,589
82,772	Snap-on, Inc.(a)	12,333,856
146,189	Stanley Black & Decker, Inc.(a)	22,070,153
46,349	Timken Co. (The)(a)	2,250,244

		150,523,927

	Media – 2.7%
2,063,848	Comcast Corp., Class A(a)	79,416,871
11,911	Liberty Broadband Corp., Class C(b)	1,135,118
162,359	Liberty Global PLC, Series C(a)(b)	5,309,139

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
113,796	Liberty Global PLC LiLAC, Series C(a)(b)	$2,651,447
261,040	News Corp., Class B(a)	3,563,196
179,976	Omnicom Group, Inc.(a)	13,330,822
2,162,172	Sirius XM Holdings, Inc.(a)	11,935,189
352,026	Time Warner, Inc.(a)	36,065,064
182,337	Time, Inc.(a)	2,461,550
702,791	Walt Disney Co. (The)(a)	69,274,109

		225,142,505

	Metals & Mining – 0.2%
196,763	Southern Copper Corp.(a)	7,823,297
213,681	Steel Dynamics, Inc.(a)	7,365,584
53,352	Worthington Industries, Inc.(a)	2,454,192

		17,643,073

	Multi-Utilities – 1.4%
340,631	Ameren Corp.(a)	19,702,097
550,955	CenterPoint Energy, Inc.(a)	16,093,395
277,606	Consolidated Edison, Inc.(a)	22,397,252
472,247	Public Service Enterprise Group, Inc.(a)	21,841,424
533,968	WEC Energy Group, Inc.(a)	33,522,511

		113,556,679

	Multiline Retail – 0.3%
124,608	Nordstrom, Inc.(a)	5,875,267
386,950	Target Corp.(a)	22,833,920

		28,709,187

	Oil, Gas & Consumable Fuels – 5.0%
139,734	Cheniere Energy, Inc.(a)(b)	6,293,619
811,596	Chevron Corp.(a)	95,362,530
231,687	Concho Resources, Inc.(a)(b)	30,517,812
759,159	ConocoPhillips(a)	37,995,908
267,395	Continental Resources, Inc.(a)(b)	10,324,121
1,687,738	Exxon Mobil Corp.(a)	138,360,761
491,362	Gulfport Energy Corp.(a)(b)	7,046,131
151,282	HollyFrontier Corp.(a)	5,441,614
506,249	Occidental Petroleum Corp.(a)	32,506,248
227,492	ONEOK, Inc.(a)	12,605,332
336,887	Phillips 66(a)	30,862,218

		407,316,294

	Personal Products – 0.0%
46,267	Herbalife Ltd.(a)(b)	3,138,291

	Pharmaceuticals – 5.0%
179,114	Allergan PLC(a)	36,709,414
695,044	Bristol-Myers Squibb Co.(a)	44,302,104
402,261	Eli Lilly & Co.(a)	34,409,406
30,806	Jazz Pharmaceuticals PLC(a)(b)	4,505,377
1,056,376	Johnson & Johnson(a)	137,339,444

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
1,087,725	Merck & Co., Inc.(a)	$69,647,032
2,276,998	Pfizer, Inc.(a)	81,288,829

		408,201,606

	Professional Services – 0.4%
69,915	Dun & Bradstreet Corp. (The)(a)	8,138,805
34,483	ManpowerGroup, Inc.(a)	4,062,787
213,717	Verisk Analytics, Inc.(a)(b)	17,779,117

		29,980,709

	REITs - Apartments – 0.4%
153,899	Camden Property Trust(a)	14,074,064
495,734	UDR, Inc.(a)	18,852,764

		32,926,828

	REITs - Diversified – 0.7%
189,386	Digital Realty Trust, Inc.(a)	22,410,045
813,429	Duke Realty Corp.(a)	23,443,024
60,526	SBA Communications Corp.(a)(b)	8,718,770

		54,571,839

	REITs - Health Care – 0.5%
260,504	Healthcare Realty Trust, Inc.(a)	8,424,699
191,815	Sabra Health Care REIT, Inc.(a)	4,208,421
250,147	Senior Housing Properties Trust(a)	4,890,374
331,322	Ventas, Inc.(a)	21,579,002

		39,102,496

	REITs - Hotels – 0.1%
168,414	Park Hotels & Resorts, Inc.(a)	4,641,490

	REITs - Mortgage – 0.3%
634,597	AGNC Investment Corp.(a)	13,758,063
1,217,765	Annaly Capital Management, Inc.(a)	14,844,555

		28,602,618

	REITs - Office Property – 0.2%
179,296	Kilroy Realty Corp.(a)	12,751,531
226,370	Mack-Cali Realty Corp.(a)	5,367,233

		18,118,764

	REITs - Shopping Centers – 0.3%
344,791	Regency Centers Corp.(a)	21,390,834

	REITs - Storage – 0.2%
186,149	Extra Space Storage, Inc.(a)	14,877,028

	REITs - Warehouse/Industrials – 0.2%
304,696	Liberty Property Trust(a)	12,510,818

	Road & Rail – 0.8%
146,168	Avis Budget Group, Inc.(a)(b)	5,563,154
50,098	Canadian Pacific Railway Ltd.(a)	8,417,967

Shares	Description	Value (†)
Common Stocks – continued
	Road & Rail – continued
684,714	CSX Corp.(a)	$37,152,582
158,107	Hertz Global Holdings, Inc.(a)(b)	3,535,272
116,635	Old Dominion Freight Line, Inc.(a)	12,842,680

		67,511,655

	Semiconductors & Semiconductor Equipment – 3.8%
418,756	Advanced Micro Devices, Inc.(a)(b)	5,339,139
293,245	Analog Devices, Inc.(a)	25,268,922
682,677	Applied Materials, Inc.(a)	35,560,645
1,962,154	Intel Corp.(a)	74,718,824
235,659	Microchip Technology, Inc.(a)	21,157,465
245,628	NVIDIA Corp.(a)	43,910,918
635,764	QUALCOMM, Inc.(a)	32,958,006
130,174	Skyworks Solutions, Inc.(a)	13,264,731
272,708	Teradyne, Inc.(a)	10,169,281
585,429	Texas Instruments, Inc.(a)	52,477,855

		314,825,786

	Software – 5.3%
391,823	Activision Blizzard, Inc.(a)	25,276,502
288,370	Adobe Systems, Inc.(a)(b)	43,019,037
99,444	ANSYS, Inc.(a)(b)	12,204,762
103,167	Cadence Design Systems, Inc.(a)(b)	4,072,002
70,769	Dell Technologies, Inc., Class V(a)(b)	5,464,075
3,077,905	Microsoft Corp.(a)	229,273,143
295,535	Nuance Communications, Inc.(a)(b)	4,645,810
1,335,769	Oracle Corp.(a)	64,584,431
166,889	PTC, Inc.(a)(b)	9,392,513
47,757	ServiceNow, Inc.(a)(b)	5,612,880
430,582	Symantec Corp.(a)	14,127,395
61,352	Take-Two Interactive Software, Inc.(a)(b)	6,272,015
26,754	VMware, Inc., Class A(b)	2,921,269
59,059	Workday, Inc., Class A(a)(b)	6,224,228

		433,090,062

	Specialty Retail – 2.3%
342,877	American Eagle Outfitters, Inc.(a)	4,903,141
168,299	Foot Locker, Inc.(a)	5,927,491
209,102	Gap, Inc. (The)(a)	6,174,782
550,961	Home Depot, Inc. (The)(a)	90,115,181
191,190	L Brands, Inc.(a)	7,955,416
488,632	Lowe’s Cos., Inc.(a)	39,061,242
108,998	Tiffany & Co.(a)	10,003,836
362,327	TJX Cos., Inc. (The)(a)	26,714,370

		190,855,459

	Technology Hardware, Storage & Peripherals – 3.8%
2,016,813	Apple, Inc.(a)	310,831,220

	Textiles, Apparel & Luxury Goods – 0.4%
122,715	Lululemon Athletica, Inc.(a)(b)	7,639,009

Shares	Description	Value (†)
Common Stocks – continued
	Textiles, Apparel & Luxury Goods – continued
216,209	Michael Kors Holdings Ltd.(a)(b)	$10,345,601
572,574	Under Armour, Inc., Class A(a)(b)	9,436,019
92,527	Under Armour, Inc., Class C(b)	1,389,755

		28,810,384

	Tobacco – 1.6%
875,043	Altria Group, Inc.(a)	55,495,227
626,273	Philip Morris International, Inc.(a)	69,522,566
195,032	Vector Group Ltd.(a)	3,992,310

		129,010,103

	Trading Companies & Distributors – 0.1%
78,038	GATX Corp.(a)	4,804,019

	Wireless Telecommunication Services – 0.0%
195,786	Sprint Corp.(b)	1,523,215
12,756	T-Mobile US, Inc.(b)	786,535

		2,309,750

	Total Common Stocks (Identified Cost $4,951,084,579)	8,142,046,918

Total Purchased Options – 0.3% (Identified Cost $52,443,128) (see detail below)		20,721,470

Principal Amount
Short-Term Investments – 1.8%
$145,741,268	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2017 at 0.340% to be repurchased at $145,745,398 on 10/02/2017 collateralized by $14,445,000 Federal National Mortgage Association, 5.355% due 11/24/2017 valued at $14,812,177; $132,160,000 U.S. Treasury Note, 2.125% due 3/31/2024 valued at $133,844,776 including accrued interest(c) (Identified Cost $145,741,268)	145,741,268

	Total Investments – 101.5% (Identified Cost $5,149,268,975)	8,308,509,656
	Other assets less liabilities – (1.5)%	(119,652,863)

	Net Assets – 100.0%	$8,188,856,793

Purchased Options – 0.3%
Description	Expiration Date	Exercise Price	Contracts	Notional	Cost	Value (†)
Index Options – 0.3%
On S&P 500® Index, Put(b)(d)	10/20/2017	2,250	3,751	$945,011,936	$5,729,653	$253,193
On S&P 500® Index, Put(b)(d)	11/17/2017	2,250	3,753	945,515,808	6,014,183	1,097,752
On S&P 500® Index, Put(b)(d)	11/17/2017	2,275	3,776	951,310,336	5,714,390	1,302,720
On S&P 500® Index, Put(b)(d)	11/17/2017	2,300	3,759	947,027,424	5,328,383	1,522,395
On S&P 500® Index, Put(b)(d)	12/15/2017	2,250	5,345	1,346,597,920	11,879,262	3,688,050

Description	Expiration Date	Exercise Price	Contracts	Notional	Cost	Value (†)
Index Options – continued
On S&P 500® Index, Put(b)(d)	12/15/2017	2,300	3,151	$793,850,336	$3,694,548	$2,946,185
On S&P 500® Index, Put(b)(d)	12/15/2017	2,325	4,627	1,165,707,872	6,813,257	5,020,295
On S&P 500® Index, Put(b)(d)	01/19/2018	2,250	3,821	962,647,456	7,269,452	4,890,880

Total					$52,443,128	$20,721,470

Written Options – (1.9%)
Description	Expiration Date	Exercise Price	Contracts	Notional	Premiums Received	Value (†)
Index Options – (1.9%)
On S&P 500® Index, Call(d)	10/06/2017	2,480	(3,545)	$(893,113,120)	$(6,726,992)	$(13,949,575)
On S&P 500® Index, Call(d)	10/13/2017	2,510	(3,561)	(897,144,096)	(3,623,318)	(6,160,530)
On S&P 500® Index, Call(d)	10/20/2017	2,475	(3,680)	(927,124,480)	(14,342,800)	(18,197,600)
On S&P 500® Index, Call(d)	10/20/2017	2,490	(3,711)	(934,934,496)	(9,824,873)	(13,508,040)
On S&P 500® Index, Call(d)	10/20/2017	2,500	(3,692)	(930,147,712)	(8,223,930)	(10,411,440)
On S&P 500® Index, Call(d)	11/17/2017	2,425	(3,314)	(834,915,904)	(24,117,635)	(33,985,070)
On S&P 500® Index, Call(d)	11/17/2017	2,475	(3,353)	(844,741,408)	(14,979,528)	(19,916,820)
On S&P 500® Index, Call(d)	11/17/2017	2,500	(3,580)	(901,930,880)	(10,373,050)	(14,373,700)
On S&P 500® Index, Call(d)	12/15/2017	2,475	(3,547)	(893,616,992)	(22,514,583)	(25,165,965)

Total					$(114,726,709)	$(155,668,740)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® Index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2017, purchased options were fair valued at $20,721,470 and written options were fair valued at $(155,668,740) representing 0.3% and (1.9%), respectively of net assets, using the closing rotation values, published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017, at value:

Gateway Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,142,046,918	$—	$—	$8,142,046,918
Purchased Options*	—	20,721,470	—	20,721,470
Short-Term Investments	—	145,741,268	—	145,741,268

Total	$8,142,046,918	$166,462,738	$—	$8,308,509,656

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(155,668,740)	$—	$(155,668,740)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2017, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2017, as reflected within the Portfolio of Investments:

Assets	Investments at value [1]
Exchange-traded/cleared asset derivatives Equity contracts	$20,721,470

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives Equity contracts	$(155,668,740)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2017 (Unaudited)

Banks	6.8%
Internet Software & Services	5.4
Software	5.3
Pharmaceuticals	5.0
Oil, Gas & Consumable Fuels	5.0
Semiconductors & Semiconductor Equipment	3.8
Technology Hardware, Storage & Peripherals	3.8
Biotechnology	3.7
IT Services	3.5
Health Care Providers & Services	2.8
Media	2.7
Internet & Direct Marketing Retail	2.7
Health Care Equipment & Supplies	2.7
Industrial Conglomerates	2.6
Capital Markets	2.4
Insurance	2.4
Specialty Retail	2.3
Aerospace & Defense	2.2
Diversified Telecommunication Services	2.1
Chemicals	2.1
Beverages	2.0
Diversified Financial Services	2.0
Other Investments, less than 2% each	26.4
Short-Term Investments	1.8

Total Investments	101.5
Other assets less liabilities (including open written options)	(1.5)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 21, 2017